Summary of significant accounting policies - Property, plant, and equipment (Details)	6 Months Ended
Mar. 31, 2022
Property and buildings
Property plant and equipment
Property plant and equipment useful life	20 years
Machinery and equipment
Property plant and equipment
Property plant and equipment useful life	10 years
Vehicles
Property plant and equipment
Property plant and equipment useful life	4 years
Maximum | Office equipment
Property plant and equipment
Property plant and equipment useful life	5 years
Minimum | Office equipment
Property plant and equipment
Property plant and equipment useful life	3 years